Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Other Assets Unclassified [Abstract]
Prepayments and Other Current Assets
8.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2019	2020
	RMB	RMB
Prepayments of promotion fees (a)	35,051	133,575
VAT recoverable (b)	27,017	92,483
Commission rebate due from an online platform (c)	20,546	-
Prepayments for products procurement (d)	13,908	6,742
Deposits, prepaid rental and property management fees	8,675	35,021
Others	10,034	36,820
	115,231	304,641

(a)

Prepayments of promotion fees mainly include prepayments made to online platforms for future services to promote the Group’s products through online advertising and prepaid short-term service fees to celebrity agencies and key opinion leaders.

(b)	VAT recoverable represent the balances that the Group can utilize to deduct its value-added tax liabilities in the future.
(c)

Commission rebate due from an online platform was recognised as of December 31,2019 due to the fact that the Group had met the annual sales target set by the platform and was entitled a preferential commission rate.

(d)	Prepayments for products procurement represent cash prepaid to the Group’s third-party suppliers for the procurement of products.